Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Shares Issued and Outstanding	159,910	159,910
Liquidation Preference	$ 4,936	$ 4,936
Discount	180	180
Carrying Amount	4,756	4,756
Series A [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	12,510	12,510
Liquidation Preference	1,251	1,251
Discount	145	145
Carrying Amount	1,106	1,106
Series B [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	40,000	40,000
Liquidation Preference	1,000	1,000
Carrying Amount	1,000	1,000
Series F [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	44,000	44,000
Liquidation Preference	1,100	1,100
Discount	12	12
Carrying Amount	1,088	1,088
Series G [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	43,400	43,400
Liquidation Preference	1,085	1,085
Discount	10	10
Carrying Amount	1,075	1,075
Series H [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	20,000	20,000
Liquidation Preference	500	500
Discount	13	13
Carrying Amount	$ 487	$ 487